OPERATING INCOME - Contract assets and contract liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Accounts receivable from contracts with customers, net	$ 261,425	$ 257,262	$ 259,516
Liabilities from contracts with customers	48,658	68,040	60,128
Allowances for receivables from customers	21,633	$ 23,639	$ 21,591
Weighted-average expected period for income recognition		1 year 7 months 6 days	1 year 4 months 24 days
Income recognized during the year	38,614	$ 45,848	$ 47,898
Increase (decrease) in contract liabilities	$ 19,382	$ 7,912